Noncontrolling Interest (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 17, 2020
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 344,000	$ 353,000
Changyou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	300,000	400,000
Net loss attributable to noncontrolling interest in consolidated statements of comprehensive income	$ (9,000)	$ 31,000	$ (300,000)
Changyou [Member] | Changyou Merger [Member] | Ordinary Shares [Member] | Sohu [Member]
Noncontrolling Interest [Line Items]
Percentage of ordinary shares held				100.00%